Related parties	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related parties	Related parties
Apart from balances and transactions disclosed elsewhere in these consolidated financial statements, the Group has also entered into the following related party transactions under the normal course of the Group’s business:
(a)Transactions with other related parties

	2025	2024	2023
Sales to an equity-accounted investee (Note(a))	$—	$120	$702
Services recharge received from an equity-accounted investee (Note(b))	52	—	—
Services recharge received from a related party (Note(c))	28	31	13
Notes:
(a)Sales to an equity-accounted investee represents cancer treatment services provided. There is no outstanding balance at December 31, 2025, while there was $127 outstanding balance at December 31, 2024 in relation to these transactions.
(b)Service recharged received from an equity-accounted investee represents the office rental services. There is $4 outstanding balance at December 31, 2025 and no outstanding balance at December 31, 2024 in relation to these transactions.
(c)Service recharged received from a related party represents the office supporting services. The related party is considered related as one of the directors of the Company is a key management personnel of that entity. There is no outstanding balance at at December 31, 2025, while there is $3 outstanding balance at December 31, 2024 in relation to these transactions.

(d)Key management personnel compensation
Key management personnel compensation comprised as following.

	2025	2024	2023
Directors’ fees	$23	$199	$420
Salaries, wages and other benefits	5,868	2,332	4,240
Contributions to defined contribution retirement plan	20	14	15
Equity-settled share-based payment expenses (note)	3,937	5,384	10,297
	$9,848	$7,929	$14,972
Note:    The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 30.